Organization and Nature of Operations (Details 3)				12 Months Ended
	Dec. 01, 2015	May 12, 2010	May 12, 2000	Dec. 31, 2021 CNY (¥) entity	Dec. 31, 2020 CNY (¥)
Principle subsidiaries and variable interest entities
Amount of assets for settlement of obligations except for the registered capital of the VIEs and certain non-distributable statutory reserves				¥ 0
Registered capital of VIEs				519,700,000	¥ 512,400,000
Non-distributable statutory reserves of the consolidated VIEs				¥ 70,100,000	¥ 54,700,000
Number of entities for which the company has a variable interest but is not the primary beneficiary | entity				0
Guangzhou NetEase | Shareholder voting rights trust agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement		20 years	10 years
Guangzhou NetEase | Letter of agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement		20 years
HZ Leihuo | Operating agreement
Principle subsidiaries and variable interest entities
Term of principal (or amended principal) agreement	20 years